1. Organization, Merger and Acquisitions, Business Plan, Liquidity (Tables) (June 2019)	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Acquisition of Impact Engineering
Purchase Price	$1,000,000

Allocation of Purchase Price:
Cash	$49,742
Accounts receivable, net	$149,648
Goodwill	$846,229
Accrued expenses	$45,619